Shareholder Report, Holdings (Details) - C000020141 [Member]	Aug. 31, 2025
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%